POST-EMPLOYMENT BENEFITS - Benefit Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits [Abstract]
Service cost	€ 53	€ 49	€ 51
Past service cost	(3)	0	3
Net interest cost (income)	3	2	0
Administrative expenses	2	2	3
Total cost	€ 55	€ 53	€ 57